Financial risk management - Schedule of Warrant Liabilities Increase or Decrease Share Price Other variables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Warrant liability	$ 4,647	$ 5,426	$ 2,185
Top of range
Disclosure of Financial Risk Management [Line Items]
Ten percent of increase in share price	(598)	(698)
Bottom of range
Disclosure of Financial Risk Management [Line Items]
Ten percent of decrease in share rice	$ 587	$ 686